Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 142,464	$ 185,175
Restricted cash	5,370	0
Short-term investments	995,350	851,327
Account and financing receivables, net	131,813	142,886
Prepaid and other current assets	26,888	40,122
Due from related parties	2,837	2,608
Total current assets	1,304,722	1,222,118
Long-term investments, net	63,345	63,305
Fixed assets, net	110,006	147,495
Goodwill	5,534	5,625
Intangible assets, net	1,514	1,349
Deferred tax assets, net	16,306	13,793
Other assets (including due from related parties of US$2,224and US$2,253, respectively, as of December 31, 2018 and 2019)	20,975	9,159
Total assets	1,522,402	1,462,844
LIABILITIES
Accounts payable (including accounts payable of consolidated variable interest entities, or "VIEs", without recourse to the Company of US$57,051 and US$66,186, respectively, as of December 31, 2018 and 2019)	111,587	108,679
Accrued and other short-term liabilities (including accrued and other short-term liabilities of consolidated VIEs without recourse to the Company of US$49,493 and US$55,694, respectively, as of December 31, 2018 and 2019)	150,275	151,399
Receipts in advance (including receipts in advance of consolidated VIEs without recourse to the Company of US$3,647 and US$8,981, respectively, as of December 31, 2018 and 2019)	67,902	65,324
Accrued salary and benefits (including accrued salary and benefits of consolidated VIEs without recourse to the Company of US$1,692 and US$1,250, respectively, as of December 31, 2018 and 2019)	24,167	32,079
Taxes payable (including taxes payable of consolidated VIEs without recourse to the Company of US$6,582 and US$6,084, respectively, as of December 31, 2018 and 2019)	76,688	60,433
Due to related parties (including due to related parties of consolidated VIEs without recourse to the Company of US$20,552 and US$108, respectively, as of December 31, 2018 and 2019)	22,594	38,425
Total current liabilities	453,213	456,339
Long-term liabilities (including long-term liabilities of consolidated VIEs without recourse to the Company of nil and US$1,130, respectively, as of December 31, 2018 and 2019)	5,686	0
Total liabilities	458,899	456,339
Commitments and contingencies
SHAREHOLDERS' EQUITY
Additional paid-in capital	945,719	929,818
Treasury stock (US$0.001 par value, 11,310,800 and 20,001,418 shares as of December 31, 2018 and 2019, respectively)	(69,886)	(27,870)
Retained earnings	215,064	125,959
Accumulated other comprehensive loss	(27,792)	(21,799)
Total shareholders' equity	1,063,503	1,006,505
Total liabilities and shareholders' equity	1,522,402	1,462,844
Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary Shares	119	118
Class B Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary Shares	$ 279	$ 279